UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21162

Merrill Lynch Basic Value Principal Protected Fund

Address: P.O. Box 9011
         Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Basic Value Principal Protected Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 6/30/03

Date of reporting period: 07/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

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[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
December 31, 2002

Merrill Lynch
Basic Value
Principal Protected Fund

www.mlim.ml.com

               Merrill Lynch Basic Value Principal Protected Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Merrill Lynch Basic Value Principal Protected Fund. During the Guarantee Period, the Fund will seek capital appreciation and, secondarily, income to the extent permitted by a strategy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date. The Guarantee Period will run from the Fund's commencement of operations (November 13, 2002) through and including the same date 7 years later (November 13, 2009).

Portfolio Matters

Since inception (November 13, 2002) to December 31, 2002, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +0.53%, +0.43%, +0.43% and +0.53%, respectively. At December 31, 2002, the relative weightings of the Fund's fixed income and equity components were 48.6% and 51.6%, respectively.

We generated positive performance in the equity component of the Fund from security selection across a number of sectors including: consumer discretionary (Fox Entertainment Group, Inc. and Tribune Company); consumer staples (Sara Lee Corporation and The Procter & Gamble Company); energy (Halliburton Company); financials (Wells Fargo Company and Wachovia Corporation); health care (Boston Scientific Corporation and Merck & Co., Inc.); industrials (Deere & Company and Eaton Corporation); information technology (International Business Machines Corporation, Unisys Corporation and Hewlett-Packard Company); and materials (E.I. du Pont de Nemours and Company).

Other companies added to the portfolio included Alcan Aluminium Ltd., The Boeing Company, Global-SantaFe Corporation, Kimberly-Clark Corporation, The Limited, Inc., Lincoln National Corporation and Raytheon Company.

In the particular case of Kimberly-Clark, a leading personal care products company, the company has been plagued by a myriad of issues, including intensified competitive pressures, weak Latin American results, adverse currency trends and new product launch costs. The good news is that these impediments are expected to ease as we progress through 2003. Thus, with the shares trading at a very reasonable 14 times 2003 earnings per share, the risk/reward appears favorable. Kimberly-Clark holds a commanding share in many attractive categories, enjoys high profit margins and generates sizeable cash flow.

The Boeing Company's shares were purchased given the historically low valuation parameters assigned to the shares. At current prices, Boeing shares reflect continued deterioration of the commercial aircraft business, which, we believe, is nearing its bottom. Furthermore, geopolitical unease bodes well for the defense segment of the company, which produces the lion's share of earnings.

Guidant Corporation, a medical devices company, was purchased on news that its efforts to establish a drug-coated stent had failed. The shares were trading at a price that valued only Guidant's non-stent business. As the company pursues yet another avenue to enter the lucrative drug-coated stent market, we believe that the valuation and earnings should improve, providing ample reward for shareholders.

What is ahead in 2003? While certainly cognizant of the risks, both geopolitical and economic, accommodative monetary and fiscal policy, low inflation, rising productivity, improving profitability for corporate America and reasonable valuations lead us to conclude that 2003 should be a recovery year for the U.S. stock market.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

In Conclusion

We thank you for your support and investment in Merrill Lynch Basic Value Principal Protected Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kevin M. Rendino

Kevin M. Rendino
Equity Portfolio Manager

February 5, 2003

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                 Since Inception
As of December 31, 2002                                            Total Return
================================================================================
ML Basic Value Principal Protected Fund Class A Shares*               +0.53%
--------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class B Shares*               +0.43
--------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class C Shares*               +0.43
--------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class D Shares*               +0.53
================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/13/02.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

PERFORMANCE DATA (concluded)

Aggregate Total Return

                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (11/13/02)
through 12/31/02                                   +0.53%              -4.75%
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  % Return            % Return
                                                Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (11/13/02)
through 12/31/02                                   +0.43%              -3.57%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return            % Return
                                                Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (11/13/02)
through 12/31/02                                   +0.43%              -0.57%
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (11/13/02)
through 12/31/02                                   +0.53%              -4.75%
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
Todd Goodwin, Trustee
George W. Holbrook, Jr., Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

SCHEDULE OF INVESTMENTS

                                 Shares                                                                                   Percent of
Industry*                         Held                          Stocks                                            Value   Net Assets
====================================================================================================================================
Above-Average Yield
====================================================================================================================================
Diversified                      38,960    AT&T Corp.                                                         $  1,017,245      0.3%
Telecommunication Services
Metals & Mining                  32,800    Alcan Aluminium Ltd.                                                    968,256      0.3
Pharmaceuticals                  82,100    Bristol-Myers Squibb Company                                          1,900,615      0.6
Chemicals                       100,600    E.I. du Pont de Nemours and Company                                   4,265,440      1.3
Oil & Gas                       189,200    Exxon Mobil Corporation                                               6,610,648      2.0
Personal Products                90,400    The Gillette Company                                                  2,744,544      0.8
Aerospace & Defense             156,300    Honeywell International Inc.                                          3,751,200      1.1
Diversified Financials           90,300    J.P. Morgan Chase & Co.                                               2,167,200      0.6
Oil & Gas                        51,500    Kerr-McGee Corporation                                                2,281,450      0.7
Insurance                        25,900    Lincoln National Corporation                                            817,922      0.2
Oil & Gas                       128,800    Royal Dutch Petroleum Company (NY Registered Shares)                  5,669,776      1.7
Diversified                      86,700    SBC Communications Inc.                                               2,350,437      0.7
Telecommunication Services
Food Products                   103,100    Sara Lee Corporation                                                  2,320,781      0.7
Diversified                      77,700    Verizon Communications                                                3,010,875      0.9
Telecommunication Services
Banks                           135,200    Wachovia Corporation                                                  4,926,688      1.5
                                                                                                              ------------     -----
                                                                                                                44,803,077     13.4
====================================================================================================================================
Below-Average Price/Earnings Ratio
====================================================================================================================================
Insurance                        90,200    ACE Limited                                                           2,646,468      0.8
Insurance                        79,400    The Allstate Corporation                                              2,937,006      0.9
Insurance                        36,300    American International Group, Inc.                                    2,099,955      0.6
Computers & Peripherals          54,400    Apple Computer, Inc. (a)                                                779,552      0.2
Banks                            33,800    Bank of America Corporation                                           2,351,466      0.7
Banks                           128,800    Bank One Corporation                                                  4,707,640      1.4
Machinery                        25,700    Caterpillar Inc.                                                      1,175,004      0.4
Diversified Financials          135,100    Citigroup Inc.                                                        4,754,169      1.4
Auto Components                 220,000    Delphi Automotive Systems Corporation                                 1,771,000      0.5
Machinery                        23,200    Eaton Corporation                                                     1,812,152      0.6
Automobiles                     116,400    Ford Motor Company                                                    1,082,520      0.3
Health Care Equipment &          33,900    Guidant Corporation (a)                                               1,045,815      0.3
Supplies
Computers & Peripherals         135,900    Hewlett-Packard Company                                               2,359,224      0.7
Household Durables              154,800    Koninklijke (Royal) Philips Electronics NV (NY Registered Shares)     2,736,864      0.8
Hotels, Restaurants &           136,700    McDonald's Corporation                                                2,198,136      0.7
Leisure
Pharmaceuticals                  45,500    Merck & Co., Inc.                                                     2,575,755      0.8
Diversified Financials           36,000    Morgan Stanley                                                        1,437,120      0.4
Semiconductor Equipment &        98,000    National Semiconductor Corporation (a)                                1,470,980      0.4
Products
Household Products               25,900    The Procter & Gamble Company                                          2,225,846      0.7
Pharmaceuticals                  95,600    Schering-Plough Corporation                                           2,122,320      0.6
Electrical Equipment             85,700    Thomas & Betts Corporation (a)                                        1,448,330      0.4
Insurance                       159,600    Travelers Property Casualty Corp. (Class A) (a)                       2,338,140      0.7
IT Consulting & Services        296,100    Unisys Corporation (a)                                                2,931,390      0.9
Oil & Gas                       180,300    Unocal Corporation                                                    5,513,574      1.7
                                                                                                              ------------     -----
                                                                                                                56,520,426     16.9
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

                                 Shares                                                                                   Percent of
Industry*                         Held                          Stocks                                            Value   Net Assets
====================================================================================================================================
Low Price-to-Book Value
====================================================================================================================================
Communications Equipment        225,300    3Com Corporation (a)                                               $  1,043,139      0.3%
Semiconductor Equipment &       180,400    Advanced Micro Devices, Inc. (a)                                      1,165,384      0.4
Products
Health Care Providers &          41,400    Aetna Inc. (New Shares)                                               1,702,368      0.5
Services
Electronic Equipment &          109,200    Agilent Technologies, Inc. (a)                                        1,961,232      0.6
Instruments
Aerospace & Defense              26,100    The Boeing Company                                                      861,039      0.3
Media                            62,903    Comcast Corporation (Class A) (a)                                     1,482,624      0.4
Automobiles                      35,700    DaimlerChrysler AG                                                    1,094,205      0.3
Machinery                       108,400    Deere & Company                                                       4,970,140      1.5
Energy Equipment & Service      125,900    Diamond Offshore Drilling, Inc.                                       2,750,915      0.8
Media                            85,300    Fox Entertainment Group, Inc. (Class A) (a)                           2,211,829      0.7
Energy Equipment & Service       38,300    GlobalSantaFe Corporation                                               931,456      0.3
Energy Equipment & Service      113,500    Halliburton Company                                                   2,123,585      0.6
Insurance                        72,200    The Hartford Financial Services Group, Inc.                           3,280,046      1.0
Paper & Forest Products          69,600    International Paper Company                                           2,433,912      0.7
Household Products               53,400    Kimberly-Clark Corporation                                            2,534,898      0.8
Semiconductor Equipment &       192,100    LSI Logic Corporation (a)                                             1,108,417      0.3
Products
Media                           349,100    Liberty Media Corporation (Class A) (a)                               3,120,954      0.9
Communications Equipment        626,700    Lucent Technologies Inc. (a)                                            789,642      0.2
Metals & Mining                 132,100    Massey Energy Company                                                 1,284,012      0.4
Semiconductor Equipment &        57,600    Micron Technology, Inc. (a)                                             561,024      0.2
Products
Communications Equipment        309,300    Motorola, Inc.                                                        2,675,445      0.8
Metals & Mining                  88,700    Phelps Dodge Corporation (a)                                          2,807,355      0.8
Aerospace & Defense              33,600    Raytheon Company                                                      1,033,200      0.3
Electronic Equipment &           53,600    Tektronix, Inc. (a)                                                     974,984      0.3
Instruments
Industrial Conglomerates         50,000    Textron, Inc.                                                         2,149,500      0.6
Specialty Retail                 83,000    Toys `R' Us, Inc. (a)                                                   830,000      0.3
Media                            31,900    Tribune Company                                                       1,450,174      0.4
Media                            15,600    Viacom, Inc. (Class B) (a)                                              635,856      0.2
Media                           116,400    The Walt Disney Company                                               1,898,484      0.6
Banks                            83,700    Wells Fargo Company                                                   3,923,019      1.2
                                                                                                              ------------     -----
                                                                                                                55,788,838     16.7
====================================================================================================================================
Special Situations
====================================================================================================================================
Software                         90,500    Computer Associates International, Inc.                               1,221,750      0.4
Specialty Retail                113,300    The Gap, Inc.                                                         1,758,416      0.5
Computers & Peripherals          28,100    International Business Machines Corporation                           2,177,750      0.6
Specialty Retail                 25,900    The Limited, Inc.                                                       360,787      0.1
                                                                                                              ------------     -----
                                                                                                                 5,518,703      1.6
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Stocks (Cost--$159,698,562)                                   162,631,044     48.6
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

SCHEDULE OF INVESTMENTS (concluded)


                                  Face                                                                                    Percent of
                                 Amount                          Issue                                            Value   Net Assets
====================================================================================================================================
U.S. Government Obligations
====================================================================================================================================
                                           U.S. Treasury STRIPS (b)(d):
                           $ 27,850,000      3.585% due 8/15/2009                                             $ 22,204,944      6.7%
                            190,077,000      3.593% due 11/15/2009                                             150,157,409     44.9
------------------------------------------------------------------------------------------------------------------------------------
                                           Total U.S. Government Obligations (Cost--$170,850,552)              172,362,353     51.6
------------------------------------------------------------------------------------------------------------------------------------
                             Partnership
                              Interest
====================================================================================================================================
Short-Term Securities
====================================================================================================================================
                            $ 3,064,486    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)           3,064,486      0.9
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Short-Term Securities (Cost--$3,064,486)                        3,064,486      0.9
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$333,613,600)                                                                         338,057,883    101.1

Liabilities in Excess of Other Assets                                                                           (3,714,327)    (1.1)
                                                                                                              ------------     -----
Net Assets                                                                                                    $334,343,556    100.0%
                                                                                                              ============    ======
------------------------------------------------------------------------------------------------------------------------------------

(a)   Non-income producing security.
(b)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                              Net            Net      Interest
      Affiliate                            Activity         Cost       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I             $3,064,486     $3,064,486   $16,420
      --------------------------------------------------------------------------

(d) Represents a zero coupon bond; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      See Notes to Financial Statements.

PORTFOLIO INFORMATION

As of December 31, 2002

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

Exxon Mobil Corporation .............................................    2.0%
Royal Dutch Petroleum Company
  (NY Registered Shares) ............................................    1.7
Unocal Corporation ..................................................    1.7
Deere & Company .....................................................    1.5
Wachovia Corporation ................................................    1.5
Citigroup Inc. ......................................................    1.4
Bank One Corporation ................................................    1.4
E.I. du Pont de Nemours and Company .................................    1.3
Wells Fargo Company .................................................    1.2
Honeywell International Inc. ........................................    1.1

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

FINANCIAL INFORMATION

=======================================================================================================================
Statement of Assets and Liabilities as of December 31, 2002
=======================================================================================================================
Assets:              Investments, at value (identified cost--$333,613,600) ............                    $338,057,883
                     Cash .............................................................                      25,998,793
                     Receivables:
                        Dividends .....................................................    $    314,832
                        Interest ......................................................           8,874         323,706
                                                                                           ------------
                     Prepaid registration fees and other assets .......................                         127,649
                                                                                                           ------------
                     Total assets .....................................................                     364,508,031
                                                                                                           ------------
-----------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                        Securities purchased ..........................................      29,256,068
                        Distributor ...................................................         257,549
                        Financial warrant fee .........................................         232,102
                        Investment adviser ............................................         192,161
                        Capital shares redeemed .......................................         165,186      30,103,066
                                                                                           ------------
                     Accrued expenses and other liabilities ...........................                          61,409
                                                                                                           ------------
                     Total liabilities ................................................                      30,164,475
                                                                                                           ------------
-----------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .......................................................                    $334,343,556
                                                                                                           ============
-----------------------------------------------------------------------------------------------------------------------
Net Assets           Paid-in capital ..................................................                    $333,383,386
Consist of:          Accumulated distributions in excess of investment income--net ....    $   (421,866)
                     Accumulated realized capital losses on investments--net ..........      (3,062,247)
                     Unrealized appreciation on investments--net ......................       4,444,283
                                                                                           ------------
                     Total accumulated earnings--net ..................................                         960,170
                                                                                                           ------------
                     Net assets .......................................................                    $334,343,556
                                                                                                           ============
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $26,257,599 and 2,615,348 shares
                              outstanding .............................................                    $      10.04
                                                                                                           ============
                     Class B--Based on net assets of $156,686,718 and 15,627,556 shares
                              outstanding .............................................                    $      10.03
                                                                                                           ============
                     Class C--Based on net assets of $129,030,758 and 12,869,212 shares
                              outstanding .............................................                    $      10.03
                                                                                                           ============
                     Class D--Based on net assets of $22,368,481 and 2,228,734 shares
                              outstanding .............................................                    $      10.04
                                                                                                           ============
-----------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

=======================================================================================================
Statement of Operations for the Period November 13, 2002+ to December 31, 2002
=======================================================================================================
Investment           Interest .............................................                $    744,282
Income:              Dividends (net of $950 foreign withholding tax) ......                     461,866
                                                                                           ------------
                     Total income .........................................                   1,206,148
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Expenses:            Financial warrant fee ................................    $368,270
                     Investment advisory fees .............................     295,120
                     Account maintenance and distribution fees--Class B ...     212,897
                     Account maintenance and distribution fees--Class C ...     175,016
                     Offering costs .......................................      45,425
                     Transfer agent fees--Class B .........................      25,259
                     Transfer agent fees--Class C .........................      21,030
                     Accounting services ..................................      20,395
                     Account maintenance fees--Class D ....................       7,588
                     Registration fees ....................................       7,218
                     Professional fees ....................................       6,106
                     Printing and shareholder reports .....................       5,356
                     Custodian fees .......................................       4,199
                     Transfer agent fees--Class A .........................       3,922
                     Directors' fees and expenses .........................       3,904
                     Transfer agent fees--Class D .........................       3,328
                     Pricing fees .........................................         632
                     Other ................................................       2,296
                                                                               --------
                     Total expenses .......................................                   1,207,961
                                                                                           ------------
                     Investment loss--net .................................                      (1,813)
                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Realized &           Realized loss on investments--net ....................                  (3,062,247)
Unrealized Gain      Unrealized appreciation on investments--net ..........                   4,444,283
(Loss) on                                                                                  ------------
Investments -- Net:  Total realized and unrealized gain on investments--net                   1,382,036
                                                                                           ------------
                     Net Increase in Net Assets Resulting from Operations .                $  1,380,223
                                                                                           ============
-------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

=========================================================================================================
Statement of Changes in Net Assets
=========================================================================================================
                                                                                               For the
                                                                                                Period
                                                                                             November 13,
                                                                                              2002+ to
                                                                                             December 31,
Increase (Decrease) in Net Assets:                                                               2002
---------------------------------------------------------------------------------------------------------
Operations:          Investment loss--net ..............................................    $      (1,813)
                     Realized loss on investments--net .................................       (3,062,247)
                     Unrealized appreciation on investments--net .......................        4,444,283
                                                                                            -------------
                     Net increase in net assets resulting from operations ..............        1,380,223
                                                                                            -------------
---------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders:           Class A ........................................................          (33,264)
                        Class B ........................................................         (196,773)
                        Class C ........................................................         (161,700)
                        Class D ........................................................          (28,316)
                                                                                            -------------
                     Net decrease in net assets resulting from dividends to shareholders         (420,053)
                                                                                            -------------
---------------------------------------------------------------------------------------------------------
Capital Share        Net increase in net assets derived from capital share transactions       333,283,386
Transactions:                                                                               -------------
---------------------------------------------------------------------------------------------------------
Net Assets:          Total increase in net assets ......................................      334,243,556
                     Beginning of period ...............................................          100,000
                                                                                            -------------
                     End of period* ....................................................    $ 334,343,556
                                                                                            =============
---------------------------------------------------------------------------------------------------------
                    *Accumulated distributions in excess of investment income--net .....    $    (421,866)
                                                                                            =============
---------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

FINANCIAL INFORMATION (concluded)

================================================================================================================================
Financial Highlights
================================================================================================================================
The following per share data and ratios have been derived                         For the Period November 13, 2002+ to
from information provided in the financial statements.                                      December 31, 2002
                                                                        --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                  Class A        Class B         Class C         Class D
--------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period ...........   $   10.00      $   10.00       $   10.00       $   10.00
Operating                                                               ---------      ---------       ---------       ---------
Performance:         Investment income (loss)--net ..................         .01             --++            --++           .01
                     Realized and unrealized gain on investments--net         .04            .04             .04             .04
                                                                        ---------      ---------       ---------       ---------
                     Total from investment operations ...............         .05            .04             .04             .05
                                                                        ---------      ---------       ---------       ---------
                     Less dividends from investment income--net .....        (.01)          (.01)           (.01)           (.01)
                                                                        ---------      ---------       ---------       ---------
                     Net asset value, end of period .................   $   10.04      $   10.03       $   10.03       $   10.04
                                                                        ---------      ---------       ---------       ---------
--------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .............        .53%++         .43%++          .43%++          .53%++
Return:**                                                               =========      =========       =========       =========
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses .......................................       1.78%*         2.79%*          2.79%*          2.03%*
Net Assets:                                                             =========      =========       =========       =========
                     Investment income (loss)--net ..................        .88%*         (.13%)*         (.14%)*          .63%*
                                                                        =========      =========       =========       =========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .......   $  26,258      $ 156,687       $ 129,031       $  22,368
Data:                                                                   =========      =========       =========       =========
                     Portfolio turnover .............................      55.04%         55.04%          55.04%          55.04%
                                                                        =========      =========       =========       =========
--------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Basic Value Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ................................             .25%               .75%
Class C ................................             .25%               .75%
Class D ................................             .25%                --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

For the period November 13, 2002 to December 31, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                     FAMD                MLPF&S
--------------------------------------------------------------------------------
Class D ............................              $ 44,464              $848,864
--------------------------------------------------------------------------------

For the period November 13, 2002 to December 31, 2002, MLPF&S received contingent deferred sales charges of $11,008 and $2,012 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $4,091 in commissions on the execution of portfolio security transactions for the Fund for the period November 13, 2002 to December 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the period November 13, 2002 to December 31, 2002, the Fund reimbursed FAM $1,107 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FDS, PSI, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 13, 2002 to December 31, 2002 were $452,280,833 and $119,364,091, respectively.

Net realized losses for the period November 13, 2002 to December 31, 2002 and net unrealized gains as of December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                 Realized             Unrealized
                                                  Losses                Gains
--------------------------------------------------------------------------------
Long-term investments ...............          $(3,062,247)          $ 4,444,283
                                               -----------           -----------
Total ...............................          $(3,062,247)          $ 4,444,283
                                               ===========           ===========
--------------------------------------------------------------------------------

As of December 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $4,444,283, of which $7,005,671 related to appreciated securities and $2,561,388 related to depreciated securities. At December 31, 2002, the aggregate cost of investments for Federal income tax purposes was $333,613,600.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $333,283,386 for the period November 13, 2002 to December 31, 2002.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the
Period November 13, 2002+                                              Dollar
to December 31, 2002                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,663,069       $  26,631,855
Shares issued to shareholders
in reinvestment of dividends ...........              3,266              32,921
                                                 ----------       -------------
Total issued ...........................          2,666,335          26,664,776
Shares redeemed ........................            (53,487)           (540,943)
                                                 ----------       -------------
Net increase ...........................          2,612,848       $  26,123,833
                                                 ==========       =============
--------------------------------------------------------------------------------

+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class B Shares for the
Period November 13, 2002+                                              Dollar
to December 31, 2002                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................           15,830,788       $ 158,322,001
Shares issued to shareholders
in reinvestment of dividends .........               19,175             193,094
                                                 ----------       -------------
Total issued .........................           15,849,963         158,515,095
Shares redeemed ......................             (224,907)         (2,274,743)
                                                 ----------       -------------
Net increase .........................           15,625,056       $ 156,240,352
                                                 ==========       =============
--------------------------------------------------------------------------------

+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class C Shares for the
Period November 13, 2002+                                              Dollar
to December 31, 2002                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................           13,021,963       $ 130,234,217
Shares issued to shareholders
in reinvestment of dividends .........               15,828             159,387
                                                 ----------       -------------
Total issued .........................           13,037,791         130,393,604
Shares redeemed ......................             (171,079)         (1,735,763)
                                                 ----------       -------------
Net increase .........................           12,866,712       $ 128,657,841
                                                 ==========       =============
--------------------------------------------------------------------------------

+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

Merrill Lynch Basic Value Principal Protected Fund             December 31, 2002

--------------------------------------------------------------------------------
Class D Shares for the
Period November 13, 2002+                                              Dollar
to December 31, 2002                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,250,232       $  22,503,394
Shares issued to shareholders
in reinvestment of dividends ...........              2,688              27,098
                                                 ----------       -------------
Total issued ...........................          2,252,920          22,530,492
Shares redeemed ........................            (26,686)           (269,132)
                                                 ----------       -------------
Net increase ...........................          2,226,234       $  22,261,360
                                                 ==========       =============
--------------------------------------------------------------------------------

+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the period November 13, 2002 to December 31, 2002.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Basic Value Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #BVPP--12/02

--------------------------------------------------------------------------------

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

 Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Basic Value Principal Protected Fund


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Basic Value Principal Protected Fund

Date: February 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Basic Value Principal Protected Fund

Date: February 24, 2003


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer of
    Merrill Lynch Basic Value Principal Protected Fund

Date: February 24, 2003